Capital structure and financing - C.3. Debt and financing (Details) $ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 31, 2018 USD ($)	Jul. 31, 2018 COP ($)
Disclosure of detailed information about borrowings [line items]
Total non-current financing	$ 6,508	$ 6,686
Less: portion payable within one year	(32)	(61)
Debt and financing – non-current	6,476	6,624
Total non-current financing due after more than one year	188	119
Total	221	180
Borrowings	6,697	6,804
Millicom International Cellular S.A. (Luxembourg)
Disclosure of detailed information about borrowings [line items]
Borrowings	2,388	2,573
Guatemala
Disclosure of detailed information about borrowings [line items]
Borrowings	1,463	1,465
Colombia
Disclosure of detailed information about borrowings [line items]
Borrowings	713	605
Paraguay
Disclosure of detailed information about borrowings [line items]
Borrowings	665	678
Bolivia
Disclosure of detailed information about borrowings [line items]
Borrowings	246	260
Panama
Disclosure of detailed information about borrowings [line items]
Borrowings	759	773
Costa Rica
Disclosure of detailed information about borrowings [line items]
Borrowings	142	128
El Salvador
Disclosure of detailed information about borrowings [line items]
Borrowings	174	173
Nicaragua
Disclosure of detailed information about borrowings [line items]
Borrowings	148	147
Bonds
Disclosure of detailed information about borrowings [line items]
Total non-current financing	4,638	4,879
Total non-current financing due after more than one year	111	101
Banks
Disclosure of detailed information about borrowings [line items]
Total non-current financing	1,832	1,776
Total non-current financing due after more than one year	59	18
Other financing
Disclosure of detailed information about borrowings [line items]
Total non-current financing	38	30
Total non-current financing due after more than one year	$ 18	$ 0
Bilateral facility with IIC
Disclosure of detailed information about borrowings [line items]
Borrowings face amount			$ 50	$ 144,054.5
Borrowings, interest rate			9.45%	9.45%